INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments, ownership percentage	100.00%
Golar Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	32.80%	32.00%
Investments, ownership percentage	32.80%	32.00%
Percentage of IDRs	100.00%
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	50.00%
Hygo
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	50.00%
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	23.10%	22.50%
Partnership Interest | Golar Partners
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	2.00%